Derivatives Instruments (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
HFT derivatives
Derivative Assets	$ 348	$ 429
Derivative Liabilities	567	1,301
Other derivatives
Other, Derivative Assets	22	5
Other, Derivative Liabilities	7	28
Derivative Assets
Total gross current derivative assets	389	690
Total impact of master netting agreements	(149)	(294)
Derivative Asset, Total	240	396
Derivative Assets, Current	174	296
Derivative Assets, Long-term	66	100
Derivative Liabilities
Total gross current derivative liabilities	653	1,372
Total impact of master netting agreements	(149)	(294)
Derivative Liabilities, Total	504	1,078
Derivative Liabilities, Current	386	888
Derivative Liabilities, Long-term	118	190
Equity derivatives
Other derivatives
Other, Derivative Assets	4	0
Other, Derivative Liabilities	0	5
FX forwards
Other derivatives
Other, Derivative Assets	18	5
Other, Derivative Liabilities	7	23
Power swaps and physical contracts
HFT derivatives
Derivative Assets	29	89
Derivative Liabilities	36	77
Natural gas swaps, futures, forwards, physical contracts
HFT derivatives
Derivative Assets	319	340
Derivative Liabilities	531	1,224
Regulatory deferral
HFT derivatives
Derivative Assets	19	256
Derivative Liabilities	79	43
Derivative Assets
Total impact of master netting agreements	(3)	(18)
Derivative Liabilities
Total impact of master netting agreements	(3)	(18)
Regulatory deferral | Commodity swaps and forwards
Regulatory deferral
Regulatory deferral, Derivative Assets	16	186
Regulatory deferral, Derivative Liabilities	76	42
Regulatory deferral | FX forwards
HFT derivatives
Derivative Assets	3	18
Derivative Liabilities	3	1
Regulatory deferral | Physical natural gas purchases and sales [Member]
HFT derivatives
Derivative Assets	0	52
Derivative Liabilities	0	0
HFT derivatives
Derivative Assets
Total impact of master netting agreements	(146)	(276)
Derivative Liabilities
Total impact of master netting agreements	$ (146)	$ (276)